Property and Equipment	12 Months Ended
Jun. 30, 2012
Property and Equipment [Abstract]
Property and Equipment
9.	Property and Equipment:

			Net Book Value
	Cost	Accumulated Amortization	June 30, 2012	June 30,2011

Property and Equipment	$856,285	$397,348	$458,937	$487,740

During the year ended June 30, 2012, net additions to property, and equipment were $48,352 (2011- $10,989). During the year ended June 30, 2012 the Company recorded depreciation of $77,155 (2011-$73,299, 2010 – 66,367).